Disclosure About Fair Values of Financial Instruments - Summary of Significant Unobservable Inputs Used in Level 3 Fair Value Measurements for Financial Assets Measured at Fair Value On a Nonrecurring Basis (Detail) - Level 3 - USD ($)
$ in Thousands
	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Discount of Book Value | Impaired Loans Net Of Specific Allowance
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Carrying Value	$ 118,421	$ 151,720	$ 151,720	$ 72,020
Valuation Methods	Internal appraisals of accounts receivable and inventory	Internal appraisals of accounts receivable and inventory	Internal appraisals of accounts receivable and inventory	Internal appraisals of accounts receivable and inventory
Unobservable Inputs	Discount of book value	Discount of book value	Discount of book value	Discount of book value
Discount of Fair Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Valuation Methods	Third-Party Appraisals	Third-Party Appraisals	Third-Party Appraisals	Third-Party Appraisals
Unobservable Inputs	Discount of fair value	Discount of fair value	Discount of fair value	Discount of fair value
Discount of Fair Value | Other
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Carrying Value	$ 20,718	$ 18,875	$ 18,875	$ 35,984
Valuation Methods	Third-Party Appraisals	Third-Party Appraisals	Third-Party Appraisals	Third-Party Appraisals
Unobservable Inputs	Discount of fair value	Discount of fair value	Discount of fair value	Discount of fair value
Estimated Closing Costs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unobservable Inputs	Estimated closing costs	Estimated closing costs	Estimated closing costs	Estimated closing costs
Range	10.00%	10.00%	10.00%	10.00%
Minimum | Discount of Book Value | Impaired Loans Net Of Specific Allowance
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range	50.00%	50.00%	50.00%	50.00%
Minimum | Discount of Fair Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range	0.00%	0.00%	0.00%	0.00%
Minimum | Discount of Fair Value | Other
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range	0.00%	0.00%	0.00%	0.00%
Maximum | Discount of Book Value | Impaired Loans Net Of Specific Allowance
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range	75.00%	75.00%	75.00%	75.00%
Maximum | Discount of Fair Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range	20.00%	20.00%	20.00%	20.00%
Maximum | Discount of Fair Value | Other
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range	0.00%
Range	20.00%	20.00%	20.00%	20.00%